UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       February 28, 2006 to March 27, 2006


Commission File Number of issuing entity:  333-113543-32

                     IXIS Real Estate Capital Trust 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543

                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 ---------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           54-2195649, 54-2195657, 54-2195655, 54-2195659, 54-2195660
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
1761 East St. Andrew Place
Santa Ana, California                                            92705-4934
--------------------------------------                           ----------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                                 ---------------
                     (Telephone Number, Including Area Code)

                                 Not Applicable
                                 ---------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A-1          [   ]           [   ]           [ x ]
     A-2          [   ]           [   ]           [ x ]
     A-3          [   ]           [   ]           [ x ]
     A-4          [   ]           [   ]           [ x ]
     M-1          [   ]           [   ]           [ x ]
     M-2          [   ]           [   ]           [ x ]
     M-3          [   ]           [   ]           [ x ]
     M-4          [   ]           [   ]           [ x ]
     M-5          [   ]           [   ]           [ x ]
     M-6          [   ]           [   ]           [ x ]
     B-1          [   ]           [   ]           [ x ]
     B-2          [   ]           [   ]           [ x ]
     B-3          [   ]           [   ]           [ x ]
     B-4          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 5, 2006 a revision was made to the March 27, 2006 distribution which was made to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1.

         The amended statement is attached as an Exhibit to this form 10-D/A, please see Exhibit 99.1.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Form on Form 10-D/A:

         Restatement to Certificateholders on March 27, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   June 12, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Restatement distributed to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1 relating to the March 27, 2006 distribution.


                                     EX-99.1
                     IXIS REAL ESTATE CAPITAL TRUST 2006-HE1
                                 March 27, 2006
                                ***Restatement***


                                Table of Contents
Distribution Report                                                    2
Factor Report                                                          2
Delinquency Totals                                                     6
Foreclosure Group Report                                               7
Foreclosure Scheduled Loan Report                                      7
Bankruptcy Group Report                                                8
Bankruptcy Scheduled Loan Report                                       8
REO Group Report                                                       9
REO Property Scheduled Balance                                         9
Principal Payoffs by Group occurred in this Distribution              12
Realized Loss Group Report                                            12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com

-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
              ORIGINAL         BEGINNING                                                                                ENDING
              FACE             PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS         VALUE            BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        380,000,000.00     380,000,000.00    12,090,444.41     1,338,075.00     13,428,519.41    0.00     0.00     367,909,555.59
A2        111,000,000.00     111,000,000.00             0.00       395,021.25        395,021.25    0.00     0.00     111,000,000.00
A3        153,092,000.00     153,092,000.00             0.00       551,705.30        551,705.30    0.00     0.00     153,092,000.00
A4         94,000,000.00      94,000,000.00             0.00       345,802.50        345,802.50    0.00     0.00      94,000,000.00
M1         33,866,000.00      33,866,000.00             0.00       127,378.49        127,378.49    0.00     0.00      33,866,000.00
M2         30,619,000.00      30,619,000.00             0.00       115,625.00        115,625.00    0.00     0.00      30,619,000.00
M3         17,629,000.00      17,629,000.00             0.00        66,835.95         66,835.95    0.00     0.00      17,629,000.00
M4         15,773,000.00      15,773,000.00             0.00        61,100.66         61,100.66    0.00     0.00      15,773,000.00
M5         15,309,000.00      15,309,000.00             0.00        59,532.87         59,532.87    0.00     0.00      15,309,000.00
M6         14,382,000.00      14,382,000.00             0.00        56,898.79         56,898.79    0.00     0.00      14,382,000.00
B1         13,454,000.00      13,454,000.00             0.00        59,584.40         59,584.40    0.00     0.00      13,454,000.00
B2         11,598,000.00      11,598,000.00             0.00        53,974.19         53,974.19    0.00     0.00      11,598,000.00
B3          9,278,000.00       9,278,000.00             0.00        48,396.37         48,396.37    0.00     0.00       9,278,000.00
B4          9,278,000.00       9,278,000.00             0.00        48,396.37         48,396.37    0.00     0.00       9,278,000.00
P                 100.00             100.00             0.00       112,739.36        112,739.36    0.00     0.00             100.00
R                   0.00               0.00             0.00             0.00              0.00    0.00     0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    909,278,100.00     909,278,100.00    12,090,444.41     3,441,066.50     15,531,510.91    0.00     0.00     897,187,655.59
-----------------------------------------------------------------------------------------------------------------------------------
              ORIGINAL         BEGINNING                                                                                ENDING
              FACE             NOTIONAL                                                         REALIZED   DEFERRED     NOTIONAL
CLASS         VALUE            BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
X          18,556,952.00      18,556,952.00             0.00     1,323,167.21      1,323,167.21    0.00     0.00      18,556,952.00
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                    ENDING            PASS-THRU
CLASS    CUSIP         PRINCIPAL        PRINCIPAL             INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1    45071KDB7     1,000.00000000    31.81695897           3.52125000          35.33820897       968.18304103         4.695000%
A2    45071KDC5     1,000.00000000     0.00000000           3.55875000           3.55875000     1,000.00000000         4.745000%
A3    45071KDD3     1,000.00000000     0.00000000           3.60375003           3.60375003     1,000.00000000         4.805000%
A4    45071KDE1     1,000.00000000     0.00000000           3.67875000           3.67875000     1,000.00000000         4.905000%
M1    45071KDF8     1,000.00000000     0.00000000           3.76124993           3.76124993     1,000.00000000         5.015000%
M2    45071KDG6     1,000.00000000     0.00000000           3.77625004           3.77625004     1,000.00000000         5.035000%
M3    45071KDH4     1,000.00000000     0.00000000           3.79125021           3.79125021     1,000.00000000         5.055000%
M4    45071KDJ0     1,000.00000000     0.00000000           3.87375008           3.87375008     1,000.00000000         5.165000%
M5    45071KDK7     1,000.00000000     0.00000000           3.88874976           3.88874976     1,000.00000000         5.185000%
M6    45071KDL5     1,000.00000000     0.00000000           3.95625017           3.95625017     1,000.00000000         5.275000%
B1    45071KDM3     1,000.00000000     0.00000000           4.42874981           4.42874981     1,000.00000000         5.905000%
B2    45071KDN1     1,000.00000000     0.00000000           4.65374978           4.65374978     1,000.00000000         6.205000%
B3    45071KDP6     1,000.00000000     0.00000000           5.21625027           5.21625027     1,000.00000000         6.955000%
B4    45071KDQ4     1,000.00000000     0.00000000           5.21625027           5.21625027     1,000.00000000         6.955000%
P        N/A        1,000.00000000     0.00000000   1,127,393.60000000   1,127,393.60000000     1,000.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS              1,000.00000000    13.29675092           3.78439391          17.08114482       986.70324908
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                    ENDING            PASS-THRU
CLASS    CUSIP         NOTIONAL         PRINCIPAL             INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
X        N/A        1,000.00000000     0.00000000          71.30304643          71.30304643     1,000.00000000         0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                                 STATEMENT TO CERTIFICATEHOLDERS
Subordinated Amount Reporting:
Sec. 4.03       Subordinated Amount                                                                                  18,558,583.99
Sec. 4.03       Specified Subordinated Amount                                                                        18,556,733.68
Sec. 4.03       Subordinated  Deficiency Amount                                                                               0.00
Sec. 4.03       Overcollateralization Release Amount                                                                          0.00
Sec. 4.03       Monthly Excess Interest                                                                               1,323,167.21
Sec. 4.03       Monthly Excess Cash Flow Amount                                                                       1,323,167.21
Sec. 4.03       Extra Principal Distribution Amount                                                                           0.00

Expense Fees Detail:
Sec. 4.03       Securities Administrator and Master Servicer Fee                                                          8,891.77
Sec. 4.03       Servicing Fee                                                                                           323,240.56

Advance Summary Detail:
Sec. 4.03       Current PI Advances                                                                                   1,638,187.75

Sec. 4.03       Outstanding PI Advances                                                                                       0.00

Collateral Summary Detail:
Sec. 4.03       Beginning Collateral Balance                                                                        927,836,684.00

Sec. 4.03       Ending Collateral Balance                                                                           915,746,239.59

Sec. 4.03       Pre-Funded Amount Remaining                                                                         152,059,315.17

Sec. 4.03       Beginning Number of Loans                                                                                 3,775.00

Sec. 4.03       Ending Number of Loans                                                                                    3,724.00

Sec. 4.03       Weighted Average Gross Mortgage Rate                                                                     6.537148%

Sec. 4.03       Weighted Average Net Mortgage Rate                                                                       7.304734%

Sec. 4.03       Weighted Average Term to Maturity                                                                           352.00


Sec. 4.03       Loans Delinquent
                Delinquency Totals
                Group Totals
                        Period             Number        Principal Balance       Percentage
                      0-30 days              0                     0.00             0.00%
                      31-60 days             6             1,428,149.45             0.19%
                      61-90 days             2               291,780.33             0.04%
                      91+days                0                     0.00             0.00%
                        Total                8             1,719,929.78             0.23%

                Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03       Outstanding Balance of Sixty Plus Day Delinquent                                                        291,780.33

Sec. 4.03       Loans in Foreclosure

                Number of Loans in Foreclosure 0 to 30 Days Delinquent                                                        0.00
                Balance of Loans in Foreclosure 0 to 30 Days Delinquent                                                       0.00
                Number of Loans in Foreclosure 31 to 60 Days Delinquent                                                       0.00
                Balance of Loans in Foreclosure 31 to 60 Days Delinquent                                                      0.00
                Number of Loans in Foreclosure 61 to 90 Days Delinquent                                                       0.00
                Balance of Loans in Foreclosure 61 to 90 Days Delinquent                                                      0.00
                Number of Loans in Foreclosure 91+ Days Delinquent                                                            0.00
                Balance of Loans in Foreclosure 91+ Days Delinquent                                                           0.00

                Foreclosure Group Report
                        Group Number        Number of Loans      Principal Balance     Percentage
                              1                  0                     0.00              0.00%
                        Total                    0                     0.00              0.00%

                Foreclosure Scheduled Loan Report
                        Group       Loan      Foreclosure     Scheduled      Current       Original       Original       Loan
                        Number     Number        Date         Principal     Note Rate       Stated       LTV Ratio    Origination
                                                               Balance                       Term           (%)          Date
                                                                0.00         .00000                         0.00
                        Total                                   0.00         .00000                         0.00

Sec. 4.03       Loans in Bankruptcy

                Number of Loans in Bankruptcy 0 to 30 Days Delinquent                                                         0.00
                Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                                                        0.00
                Number of Loans in Bankruptcy 31 to 60 Days Delinquent                                                        0.00
                Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                                                       0.00
                Number of Loans in Bankruptcy 61 to 90 Days Delinquent                                                        0.00
                Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                                                       0.00
                Number of Loans in Bankruptcy 91+ Days Delinquent                                                             0.00
                Balance of Loans in Bankruptcy 91+ Days Delinquent                                                            0.00

                Bankruptcy Group Report
                        Group Number      Number of Loans         Principal Balance       Percentage
                             1                   0                      0.00                 0.00%
                        Total                    0                      0.00                 0.00%


                Bankruptcy Scheduled Loan Report
                        Group       Loan      Bankruptcy      Scheduled      Current       Original       Original        Loan
                        Number     Number        Date         Principal      Note Rate      Stated       LTV Ratio     Origination
                                                               Balance                       Term           (%)           Date
                                                                0.00          .00000                        0.00
                        Total                                   0.00          .00000                        0.00

Sec. 4.03       Loans in REO
                REO Group Report
                           Group Number    Number of Loans      Principal Balance     Percentage
                                1               0                       0.00             0.00%
                           Total                0                       0.00             0.00%


                REO Property Scheduled Balance
                        Group                                           Scheduled
                        Number      Loan Number       REO Date       Principal Balance
                                                                           0.00

Sec. 4.03       REO Book Value


Collections Summary:
                Principal Funds:
                        Scheduled Principal Payments                                                                    338,364.20

                        Principal Prepayments                                                                        11,707,188.20

                        Curtailments                                                                                     44,674.17

                        Curtailment Interest Adjustments                                                                    217.84

                        Repurchase Principal                                                                                  0.00

                        Substitution Amounts                                                                                  0.00

                        Net Liquidation Proceeds (Total)                                                                      0.00

                        Other Principal Adjustments (Total)                                                                   0.00
                Interest Funds:

                        Gross Interest                                                                                5,054,504.85

                        Servicing Fees                                                                                  323,240.56

                        Securities Administrator and Master Servicer Fee                                                  8,891.77

                Prepayment Penalties:
                        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                       18

                        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected            3,784,319.95

                        Amount of Prepayment Penalties Collected                                                        112,739.36


                Principal Payoffs by Group occurred in this Distribution
                        Group Number      Number of Loans       Principal Balance       Percentage
                             1                 51                 11,707,188.20            1.53%
                        Total                  51                 11,707,188.20            1.53%


Prepayment Rate Calculations
Constant Prepayment Rate (CPR)
                One Month CPR                                                                                           16.744573%
                Three Month Average CPR                                                                                 16.744573%


Loss Detail:
                Realized Loss Group Report
                        Group                         Cumulative                            Balance of          Net Liquidation
                        Number      Current Loss         Loss         Ending Balance     Liquidated Loans           Proceeds
                          1             0.00             0.00         763,686,924.41          0.00                    0.00
                        TOTAL           0.00             0.00         763,686,924.41          0.00                    0.00

                Loss Reporting:
                Number of Loans Liquidated                                                                                    0.00
                Current Realized Losses Incurred                                                                              0.00
                Net Liquidation Proceeds                                                                                      0.00
                Loss Severity                                                                                            0.000000%

                Total Loss Reporting:
                Cumulative Number of Loans Liquidated                                                                         0.00
                Cumulative Realized Losses Incurred                                                                           0.00
                Cumulative Net Liquidation Proceeds                                                                           0.00
                Cumulative Loss Severity                                                                                 0.000000%

Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                Default Rates
                MDR (Monthly Default Rate)
                Current MDR                                                                                              0.000000%
                3 Month Average MDR                                                                                      0.000000%
                12 Month Average MDR                                                                                     0.000000%
                Cumulative MDR                                                                                           0.000000%
                Average MDR Since Cut-Off                                                                                0.000000%

                CDR (Conditional Default Rate)
                Current Conditional Default Rate                                                                         0.000000%
                3 Month Average CDR                                                                                      0.000000%
                12 Month Average CDR                                                                                     0.000000%
                Cumulative CDR                                                                                           0.000000%
                Average CDR Since Cut-Off                                                                                0.000000%


Sec. 4.03       Unpaid And Applied Realized Loss Amounts
                Class M1 Unpaid Realized Loss Amount                                                                          0.00
                Class M1 Applied Realized Loss Amount                                                                         0.00
                Class M2 Unpaid Realized Loss Amount                                                                          0.00
                Class M2 Applied Realized Loss Amount                                                                         0.00
                Class M3 Unpaid Realized Loss Amount                                                                          0.00
                Class M3 Applied Realized Loss Amount                                                                         0.00
                Class M4 Unpaid Realized Loss Amount                                                                          0.00
                Class M4 Applied Realized Loss Amount                                                                         0.00
                Class M5 Unpaid Realized Loss Amount                                                                          0.00
                Class M5 Applied Realized Loss Amount                                                                         0.00
                Class M6 Unpaid Realized Loss Amount                                                                          0.00
                Class M6 Applied Realized Loss Amount                                                                         0.00
                Class B1 Unpaid Realized Loss Amount                                                                          0.00
                Class B1 Applied Realized Loss Amount                                                                         0.00
                Class B2 Unpaid Realized Loss Amount                                                                          0.00
                Class B2 Applied Realized Loss Amount                                                                         0.00
                Class B3 Unpaid Realized Loss Amount                                                                          0.00
                Class B3 Applied Realized Loss Amount                                                                         0.00
                Class B4 Unpaid Realized Loss Amount                                                                          0.00
                Class B4 Applied Realized Loss Amount                                                                         0.00

Sec. 4.03       Unpaid Interest
                Class A1 Unpaid Interest Shortfall                                                                            0.00
                Class A2 Unpaid Interest Shortfall                                                                            0.00
                Class A3 Unpaid Interest Shortfall                                                                            0.00
                Class A4 Unpaid Interest Shortfall                                                                            0.00
                Class M1 Unpaid Interest Shortfall                                                                            0.00
                Class M2 Unpaid Interest Shortfall                                                                            0.00
                Class M3 Unpaid Interest Shortfall                                                                            0.00
                Class M4 Unpaid Interest Shortfall                                                                            0.00
                Class M5 Unpaid Interest Shortfall                                                                            0.00
                Class M6 Unpaid Interest Shortfall                                                                            0.00
                Class B1  Unpaid Interest Shortfall                                                                           0.00
                Class B2  Unpaid Interest Shortfall                                                                           0.00
                Class B3  Unpaid Interest Shortfall                                                                           0.00
                Class B4  Unpaid Interest Shortfall                                                                           0.00
                Class X Unpaid Interest Shortfall                                                                             0.00

Sec. 4.03       Current Period Relief Act/ Prepayment Interest Shortfalls                                                     0.00

                Class A1 Interest Reduction                                                                                   0.00
                Class A2 Interest Reduction                                                                                   0.00
                Class A3 Interest Reduction                                                                                   0.00
                Class A4 Interest Reduction                                                                                   0.00
                Class M1  Interest Reduction                                                                                  0.00
                Class M2 Interest Reduction                                                                                   0.00
                Class M3 Interest Reduction                                                                                   0.00
                Class M4  Interest Reduction                                                                                  0.00
                Class M5 Interest Reduction                                                                                   0.00
                Class B1  Interest Reduction                                                                                  0.00
                Class M6 Interest Reduction                                                                                   0.00
                Class B3  Interest Reduction                                                                                  0.00
                Class B4  Interest Reduction                                                                                  0.00
                Class X  Interest Reduction                                                                                   0.00


                Trigger Event                                                                                                   NO
                TEST I - Trigger Event Occurrence                                                                               NO
                (Is 3 Month Rolling Delinquency Percentage > 38% (or 41% if A Bonds are paid off) of Senior Enhancement Percentage?)
                Delinquency Percentage                                                                                    0.03821%
                38% of of Senior Enhancement Percentage                                                                   1.63521%
                OR
                TEST II - Trigger Event Occurrence                                                                              NO
                (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                Cumulative Realized Losses as % of Original Loan Bal                                                      0.00000%
                Required Cumulative Loss %                                                                                0.00000%


Sec. 4.03       Available Funds
                Available Funds                                                                                      16,925,556.29
                Interest Remittance Amount                                                                            4,835,111.88
                Principal Remittance Amount                                                                          12,090,444.41


Class X Distributable Amount                                                                                          1,323,167.21

Subsequent Recoveries                                                                                                         0.00

Basis Risk Shortfalls
                Class A1 Aggregate Basis Risk Shortfall                                                                       0.00
                Class A2 Aggregate Basis Risk Shortfall                                                                       0.00
                Class A3 Aggregate Basis Risk Shortfall                                                                       0.00
                Class A4 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M1 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M2 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M3 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M4 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M5 Aggregate Basis Risk Shortfall                                                                       0.00
                Class M6 Aggregate Basis Risk Shortfall                                                                       0.00
                Class B1 Aggregate Basis Risk Shortfall                                                                       0.00
                Class B2 Aggregate Basis Risk Shortfall                                                                       0.00
                Class B3 Aggregate Basis Risk Shortfall                                                                       0.00
                Class B4 Aggregate Basis Risk Shortfall                                                                       0.00

Basis Risk Shortfalls Repaid this Period
                Class A1 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class A2 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class A3 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class A4 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M1 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M2 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M3 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M4 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M5 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class M6 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class B1 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class B2 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class B3 Basis Risk Shortfalls Repaid this Period                                                             0.00
                Class B4 Basis Risk Shortfalls Repaid this Period                                                             0.00

Excess Reserve Fund Account                                                                                                   0.00

Swap Account:
                Net Swap Payment Due                                                                                     70,878.18
                Net Swap Payment Paid                                                                                    70,878.18
                Net Swap Receipt Due                                                                                          0.00

                Beginning Balance                                                                                             0.00
                Additions to the Swap Account                                                                            70,878.18
                Withdrawals from the Swap Account                                                                        70,878.18
                Ending Balance                                                                                                0.00

Capitalized Interest Account:
Material Breaches of Mortgage Loan representations and warranties of which the Securities Administrator has knowledge or has
received written notice:                                                                                                       N/A
                Beginning Balance                                                                                           100.00
Material Breaches of any covenants under this Agreement of which the Securities Administrator has knowledge or has
received written notice:                                                                                                       N/A
                Withdrawals from the Cap Account                                                                              0.00
                Ending Balance                                                                                              100.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.